UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [   ];            Amendment Number: ___
This Amendment (Check only one.):             [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Morton H. Sachs & Company, DBA The Sachs Company
Address:   1346 South Third Street
           Louisville, Kentucky  40208
           ------------------------------------------------

Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
Title:     President
Phone:     (502) 636-5282

Signature, Place, and Date of Signing:

\S\                          Louisville, Kentucky             November 1, 2002
---------------------------  --------------------             ----------------
[Signature]                      [City, State]                     [Date]

Report Type          (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File NumberName

    28- _________________          ____________________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                       90
                                                   ----------
Form 13F Information Table Value Total:             $ 69,812
                                                   ----------
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

           ____      28-1718_________________       __________________________

           [Repeat as necessary.]




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                                                       THE SACHS COMPANY
                                                           13F REPORT
                                                      SEPTEMBER 30, 2002
                                                                              Investment
                                                                              Discretion         Voting Authority
                                                                          -------------------------------------------
                                CUSIP            MARKET                   (A)     (B)    (C)     (A)     (B)    (C)
 NAME OF ISSUER                 NUMBER           VALUE        SHARES      SOLE   SHARED OTHER    SOLE   SHARED OTHER
 --------------                 ------           -----        ------      ----   ------ -----    ----   ------ -----

AES CORP COM                   00130H105       $ 795,670       317,000       X                                   317,000
ABBOTT LABORATORIES            002824100         634,280        15,700       X                                    15,700
ABIOMED INC                    003654100         141,240        42,800       X                                    42,800
AIR PRODUCTS & CHEMIC          009158106         304,488         7,248       X                                     7,248
AMERISERV FINANCIAL I          03074A102         444,920       181,600       X                                   181,600
ANALOG DEVICES INC             032654105         295,500        15,000       X                                    15,000
AQUILA INC DEL NEW CO          03840P102         798,680       194,800       X                                   194,800
BB&T CORP COM                  054937107         203,302         5,802       X                                     5,802
BP AMOCO LP ADR                055622104         452,945        11,352       X                                    11,352
BANK OF AMERICA                060505104         299,860         4,700       X                                     4,700
BANK ONE CORP                  06423A103       1,394,384        37,283       X                                    37,283
BARNES & NOBLE INC             067774109       1,083,392        51,200       X                                    51,200
BAY VIEW CAP CORP DEL          07262L101       2,156,868       380,400       X                                   380,400
BRISTOL MYERS SQUIBB           110122108         226,100         9,500       X                                     9,500
CABLE & WIRELESS PUB           126830207         127,440        23,600       X                                    23,600
CALPINE CORP COM               131347106         113,620        46,000       X                                    46,000
CHEVRONTEXACO CORPORA          166764100         349,643         5,049       X                                     5,049
CHIEF CONSOLIDATED MI          168628105           6,720        22,400       X                                    22,400
CINERGY CORP                   172474108         377,160        12,000       X                                    12,000
CITIGROUP INC                  172967101         407,154        13,732       X                                    13,732
COMPASS BANCSHARES IN          20449H109       1,990,575        67,500       X                                    67,500
CONOCOPHILLIPS COM             20825C104         290,665         6,286       X                                     6,286
DISNEY, WALT CO                254687106         181,680        12,000       X                                    12,000
EXXON MOBIL CORPORATI          30231G102       1,694,560        53,121       X                                    53,121
FEDERAL RLTY INVT TR           313747206       1,177,200        43,600       X                                    43,600
FIFTH THIRD BANCORP            316773100         626,138        10,226       X                                    10,226
FIRST TENN NATL CORP           337162101         981,161        28,300       X                                    28,300
FOREST LABORATORIES I          345838106         820,100        10,000       X                                    10,000
GENERAL ELECTRIC CO.           369604103         330,926        13,425       X                                    13,425
HEALTH NET INC                 42222G108       1,803,945        84,100       X                                    84,100
HEWLETT PACKARD CO             428236103         731,651        62,695       X                                    62,695
HILTON HOTELS CORP CO          432848109         267,430        23,500       X                                    23,500
HOME DEPOT INC COM             437076102         649,890        24,900       X                                    24,900
HUMANA INC                     444859102         917,600        74,000       X                                    74,000
HUNTINGTON BANCSHARES          446150104         640,743        35,225       X                                    35,225
IMMUCOR INC                    452526106         268,125        16,500       X                                    16,500
INTERLEUKIN GENETICS           458738101          30,200        60,400       X                                    60,400
INTERNATIONAL BUSINES          459200101         210,204         3,600       X                                     3,600
ISHARES TR RUSSELL 20          464287648         347,355         9,300       X                                     9,300
ISHARES TR RSSLL 2000          464287655         286,200         4,000       X                                     4,000
KROGER CO                      501044101         343,927        24,392       X                                    24,392
LEGG MASON INC                 524901105         212,800         5,000       X                                     5,000
MCKESSON HBOC INC              58155Q103         623,260        22,000       X                                    22,000
MIDLAND CO                     597486109         302,940        18,000       X                                    18,000
MIRANT CORP COM                604675108          79,763        36,092       X                                    36,092
NATIONAL CITY CORP             635405103       1,140,515        39,976       X                                    39,976
NATIONWIDE HEALTH PPT          638620104       3,227,565       189,300       X                                   189,300
NORTH FORK BANCORP IN          659424105       3,163,424        83,600       X                                    83,600
NOVARTIS AG SPONSORE           66987V109       1,201,833        30,250       X                                    30,250
OHIO CASUALTY CORP             677240103       2,215,708       136,100       X                                   136,100
ORBITAL SCIENCE CORP.          685564AC0         497,500       500,000       X                                   500,000
PNC FINANCIAL CORP             693475105       1,160,055        27,509       X                                    27,509
PTEK HLDGS INC COM             69366M104         265,037        56,875       X                                    56,875
PACIFIC NORTHWEST BAN          69466M103         313,145        11,500       X                                    11,500
PACIFICARE HLTH SYS I          695112102         992,870        43,000       X                                    43,000
PAPA JOHNS INTL INC C          698813102         538,905        18,500       X                                    18,500
PEARSON PLC ADR SPONS          705015105         165,200        20,000       X                                    20,000
PFIZER INC                     717081103       1,390,058        47,900       X                                    47,900
PHILIP MORRIS COS INC          718154107         498,580        12,850       X                                    12,850
PROCTER & GAMBLE COMP          742718109       1,673,104        18,719       X                                    18,719
PROVIDIAN FINANCIAL C          74406A102       1,524,684       311,160       X                                   311,160
PULASKI FINANCIAL COR          745548107         342,000        19,000       X                                    19,000
QUALCOMM INC                   747525103       1,577,102        57,100       X                                    57,100
RFS HOTEL INVESTORS I          74955J108         128,583        11,700       X                                    11,700
RAILAMERICA INC COM            750753105         131,805        18,180       X                                    18,180
REGIS CORP                     758932107       4,217,332       149,075       X                                   149,075
RELIANT RES INC COM            75952B105          52,500        30,000       X                                    30,000
REPUBLIC BANCORP INC           760281204         135,000        12,000       X                                    12,000
ROGERS COMMUNICATIONS          775109200         395,640        63,000       X                                    63,000
SCICLONE PHARMACEUTIC          80862K104         635,725       215,500       X                                   215,500
SENIOR HSG PPTYS TR S          81721M109       1,941,621       173,050       X                                   173,050
SOTHEBY HOLDINGS INC           835898107         154,000        22,000       X                                    22,000
SOUTHERN CO                    842587107         230,240         8,000       X                                     8,000
SOUTHWEST GAS CORP             844895102         211,375         9,500       X                                     9,500
SPRINT CORP COM                852061100         145,920        16,000       X                                    16,000
SUNRISE ASSISTED LIVI          86768K106       1,057,485        49,300       X                                    49,300
SUNTRUST BANKS INC             867914103         245,920         4,000       X                                     4,000
SYPRIS SOLUTIONS INC           871655106         551,180        50,800       X                                    50,800
SYSCO CORP                     871829107         726,784        25,600       X                                    25,600
TBC CORP                       872180104         342,210        33,000       X                                    33,000
TJX COS INC                    872540109         212,024        12,472       X                                    12,472
T-NETIX INC                    872597109         179,670        67,800       X                                    67,800
TRICO BANCSHARES               896095106         961,400        38,000       X                                    38,000
U S BANCORP                    902973304         931,405        50,129       X                                    50,129
UNION PLANTERS CORP            908068109       3,363,850       122,500       X                                   122,500
UNITED STATES STEEL C          912909108         615,330        53,000       X                                    53,000
VERISIGN INC COM               92343E102         540,350       107,000       X                                   107,000
WACHOVIA GROUP COM             929903102         304,834         9,325       X                                     9,325
WAVE SYSTEMS CORP              943526103          46,950        31,300       X                                    31,300
WEBSTER FINANCIAL COR          947890109       3,043,020        90,620       X                                    90,620
                                            -------------  ------------                                        ----------

                  Total                     $ 69,811,842     5,241,518                                         5,241,518
                                            =============  ============                                        ==========
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